CONVERTIBLE DEBENTURES (Details Narrative) - Nonbrokered Private Placement [Member]	3 Months Ended
Mar. 31, 2023 USD ($) shares
Subsidiary, Sale of Stock [Line Items]
Debt Instrument, Face Amount | $	$ 3,098,971
Debt conversion, converted instrument, shares issued | shares	3,098,971